November 23, 2010	Michael P. Dimitruk
(415) 315-6369
(415) 315-4865
michael.dimitruk@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Stone Harbor Emerging Markets Income Fund

(File Nos. 333-169361, 811-22473)

Ladies and Gentlemen:

We are filing today via EDGAR, on behalf of Stone Harbor Emerging Markets Income Fund (the “Fund”), pre-effective amendment no. 2 to the Fund’s registration statement on Form N-2 (file nos. 333-169361, 811-22473) pursuant to the Securities Act of 1933, as amended (amendment no. 2 pursuant to the Investment Company Act of 1940, as amended).

Please direct any questions regarding this filing to me at (415) 315-6369, or in my absence to Michael Doherty at (212) 497-3612. Thank you for your attention in this matter.

Sincerely,

/s/ Michael P. Dimitruk

Michael P. Dimitruk

cc:	Michael G. Doherty
Adam J. Shapiro